Nature of business and summary of significant accounting policies (Details Narrative) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	5 Months Ended	12 Months Ended
	Aug. 21, 2025	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2025	Apr. 25, 2025	Apr. 17, 2025	Sep. 30, 2024	Apr. 30, 2024
Common stock, par value		$ 0.001	$ 0.001	$ 0.001
Capital holding percentage					17.00%
Allowance for credit loss		$ 0.0	$ 0.1	$ 0.1
Advertising costs		$ 0.5		1.0
Repurchase authorized amount						$ 6.5		$ 5.0
Stock repurchased, shares		0	76,800
Accumulated deficit							$ 1.8
Allowance for credit loss			$ 0.1	$ 0.1			$ 0.1
Halo Spin Out SPV Inc [Member]
Equity method investment ownership percentage	100.00%
Halo Spin Out SPV Inc [Member]
Business combination acquisition percentage	17.00%
Stock issued during period shares acquisitions	4,950,000
Common Class A [Member]
Common stock, par value					$ 0.001